UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 16, 2009 to August 17, 2009

Commission File Number of issuing entity: 333-151821-01

JOHN DEERE OWNER TRUST 2009

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-151821

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

27-6112654

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 600 1 East First Street
Reno, Nevada	89501
(Address of principal executive offices of the issuing entity)	(Zip Code)

(775) 786-5527

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b)
Class A-1 1.13155% Asset Backed Notes			☒
Class A-2 1.96% Asset Backed Notes			☒
Class A-3 2.59% Asset Backed Notes			☒
Class A-4 3.96% Asset Backed Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 12, 2009, revisions were made to the Form 10-D report previously filed by John Deere Owner Trust 2009 on August 27, 2009. The revisions relate to the reporting of servicer fees, prepayment amounts and a pool factor previously reported in Exhibits 99.1, 99.2 and 99.3 to the report.

The servicer fee-related revisions appear in Exhibit 99.1, Item (6), “Amount of Servicing Fee;” Exhibit 99.2, Item (5), “Amount of Servicing Fee;” and Exhibit 99.3, Item (6), “Reserve Account balance,” Item (7), “Servicing Fee” and Item 11, “Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii).”

The prepayment amount and pool factor revisions appear in Exhibit 99.3, Item (17), “Collateral Composition,” lines (d), (e) and (g).

The items revised in this report did not affect the amounts of principal or interest paid to holders of any security issued by John Deere Owner Trust 2009 in any payment period. No adjustments are necessary with respect to any collection or application of funds as required by the relevant agreements.

The revisions and refiling of Exhibits 99.1, 99.2 and 99.3 are the result of normal internal operational testing that revealed that previous reports had included information based on an inaccurate servicer fee calculation period and schedule of principal payment amounts included in the Servicer’s settlement reports for the relevant periods, and an incorrect pool factor. Measures have been implemented to address the situations described herein.

The revised reports are attached as Exhibits 99.1, 99.2 and 99.3 to this Form 10-D / A.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D/A:

99.1                        Revised Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2009, relating to the August 17, 2009 distribution.

99.2                        Revised Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2009, relating to the August 17, 2009 distribution.

99.3                        Revised John Deere Owner Trust 2009 Servicer Certificate, relating to the August 17, 2009 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: November 12, 2009	By:	/s/ Gregory R. Noe
		Name:	Gregory R. Noe
		Title	Secretary

EXHIBIT INDEX

Exhibit Number	Description

99.1	Revised Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2009, relating to the August 17, 2009 distribution.

99.2	Revised Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2009, relating to the August 17, 2009 distribution.

99.3	Revised John Deere Owner Trust 2009 Servicer Certificate, relating to the August 17, 2009 distribution